Commitment and Contingencies (Details) - Schedule of operating lease - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease [Abstract]
Operating lease commitments for Lease expense under lease agreements	$ 75,832	$ 102,560	$ 178,392
Operating lease commitments for property management expenses under lease agreements	$ 9,399	$ 13,581	$ 22,980